UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number _______811-05631_____________________

               __________First Pacific Mutual Fund, Inc.__________ (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                  ___________Honolulu, HI  96822-1856__________
               (Address of principal executive offices) (Zip code)

                               Audrey C. Talley
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18th and Cherry Streets
                __________Philadelphia, PA  19103-6996__________
                   (Name and address of agent for service)

       Registrant's telephone number, including area code:  808-988-8088

                    Date of fiscal year end:  September 30

                 Date of reporting period:  September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Reports to Stockholders.

November 17, 2008



Dear fellow shareholder,

	As we begin our 21st year of operations, we are pleased to provide you with our Fund's 2008 Annual Report.

       It has been and continues to be daunting times for investors. We have seen unprecedented downturns in the domestic and international equity markets. The economy seems to be in a negative spin with few signs of immediate recovery. Amidst this continued turmoil, municipal bonds have generally experienced less volatility than many of their equity counterparts. As shareholders of the Hawaii Municipal Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       On the following pages are line graphs comparing the Fund's performance to the Lehman Muni Bond Index for the 10 years ended September 30, 2008. The graph assumes a hypothetical $10,000 investment in the Fund. The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve steepened with short-term interest rates falling by 2.75% and long-term interest rates dropping by just under one-half percent. Toward the end of the fiscal year, municipal bonds were adversely affected by the global financial crisis. The municipal market was hurt by selling pressure from insurance companies, hedge funds, and mutual funds, which were experiencing significant redemptions. Institutional buyers were scarce, with retail investors being the main source of demand. This accounts for the Hawaii Municipal Fund's fiscal year price decrease of $0.58. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $10.89 on October 1, 2007 and a NAV of $10.31 on September 30, 2008. The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The past year's performance for the Fund, which is presented in this Annual Report, was primarily a result of the implementation of this strategy. As of September 30, 2008, 75.36% of the Hawaii Municipal Bond Fund's portfolio was invested in bonds rated AAA by Standard & Poor's.

       During the fiscal year ended September 30, 2008, the Federal Reserve Bank lowered the Federal Funds Rate six times from 4.75% to 2.00%. Despite this 275 basis point decrease in short term rates, the 30 year treasury bond's yield fell by 48 basis points. In our opinion, this modest decrease in rates at the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

                          STANDARD & POOR'S
                       MUNICIPAL BOND RATINGS
                        Hawaii Municipal Fund
                         September 30, 2008

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA		75.36%
AA		11.24%
AA-		 0.09%
BBB+		 4.67%
BBB		 2.23%
NR		 6.41%


       We are proud to report that as a Hawaii resident, 100% of the income
dividends earned in 2008 were both state and federal tax-free.*   There were
no capital gain distributions for the Hawaii Municipal Fund for the 2007 calendar year. There will be a capital gain distribution for the Hawaii Municipal Fund for the 2008 calendar year.

       If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing.* Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

*Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.

                   Hawaii Municipal Fund Investor Class
         $10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		  Hawaii Municipal Fund	     Lehman Muni
                Investor Class	      Bond Index
09/30/98		$10,000			$10,000
09/30/99		$ 9,995			$ 9,930
09/30/00		$10,367			$10,544
09/30/01		$11,207			$11,640
09/30/02		$12,102			$12,680
09/30/03		$12,584			$13,174
09/30/04		$13,091			$13,779
09/30/05		$13,463			$14,337
09/30/06		$13,936			$14,976
09/30/07		$14,236			$15,439
09/30/08		$13,987			$15,150

Average Annual Total Return
1 Year	 -1.73%
5 Year	  2.14%
10 Year	  3.41%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus, is 1.02%. This rate can fluctuate and may differ from the expenses incurred by the Fund for the period covered by this report.

Your Fund's Expenses
As a Fund shareholder, you can incur two types of costs:
 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                Beginning                          Expenses Paid During
                 Account          Ending Account          Period*
              Value 04/01/08      Value 09/30/08        04/01/08-9/30/08

Hawaii Municipal Fund Investor Class
Actual          $1,000.00           $  981.20              $5.15
Hypothetical    $1,000.00           $1,019.80              $5.25

*Expenses are equal to the annualized expense ratio (1.04%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

                         TAIT, WELLER & BAKER LLP
                       Certified Public Accountants

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards require
that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   The Fund is not required to have, nor were we
engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of September 30, 2008, by correspondence with the
custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the
overall financial statement presentation.   We believe that our audits
provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




						/s/ Tait, Weller & Baker LLP


Philadelphia, Pennsylvania
November 21, 2008

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

                    HAWAII MUNICIPAL BONDS - 97.88%

		Hawaii County
			General Obligation Bonds - 2.73%
$	  300,000			5.600%,	05/01/11	$	  319,203
	  350,000			5.000%,	07/15/11		  368,735
	1,000,000			5.625%,	05/15/18		1,030,390
	1,000,000			5.625%,	05/15/19		1,030,390
	1,000,000			5.000%,	07/15/22		  992,060
	  370,000			5.000%,	07/15/24		  362,071
							                4,102,849
		Hawaii State
			General Obligation Bonds - 1.20%
	  135,000			6.000%,	10/01/08		  135,000
	  100,000			5.250%,	07/01/12		  107,138
	1,575,000			5.000%,	07/01/23		1,565,141
							                1,807,279

			Airport Systems Revenue Bonds - 18.16%
   	2,000,000			8.000%,	07/01/11		2,153,980
	  320,000			6.900%,	07/01/12		  338,640
	  650,000			6.900%,	07/01/12		  687,863
	  250,000			6.375%,	07/01/12		  257,690
	4,580,000			6.500%,	07/01/13		4,722,575
	4,000,000			6.500%,	07/01/14		4,113,040
	  500,000			6.500%,	07/01/15		  512,265
	3,000,000			5.750%,	07/01/15		3,013,260
	2,500,000			5.750%,	07/01/16		2,500,375
	3,235,000			5.750%,	07/01/17		3,197,539
	6,000,000			5.625%,	07/01/18		5,747,280
							               27,244,507

			Certificates of Participation - # 1 Capital District - 2.23%
	1,000,000			5.000%,	05/01/16		1,010,890
	  555,000			5.000%,	05/01/18		  560,828
	1,750,000			5.500%,	05/01/20		1,768,585
							                3,340,303

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

			Certificates of Participation  - Kapolei - 0.91%
$	  250,000			5.250%,	05/01/13	$	  252,842
	1,100,000			5.000%,	05/01/15		1,112,034
									1,364,876

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 18.49%
	  400,000			4.950%,	04/01/12		  422,156
	5,430,000			5.750%,	12/01/18		5,503,142
	  125,000			6.150%,	01/01/20		  126,506
	1,125,000			5.700%,	07/01/20		1,122,030
	  115,000			5.450%,	11/01/23		  113,483
	9,825,000			5.650%,	10/01/27		9,118,386
	8,085,000			6.200%,	11/01/29		8,181,616
	2,400,000			5.100%,	09/01/32		2,097,672
	1,380,000			4.650%,	03/01/37		1,061,400
								       27,746,391

			    	Chaminade University - 2.32%
	   95,000			4.000%,	01/01/11		   95,706
	2,600,000			5.000%,	01/01/26		2,332,226
	1,270,000 			4.700%,	01/01/31		1,056,551
									3,484,483

				Hawaii Pacific Health - 0.66%
	1,140,000 			5.600%,	07/01/33		  987,536

				Hawaii Mid-Pacific Institute - 1.21%
	2,085,000 			5.000%,	01/01/26		1,823,687

			     	Kapiolani Health Care System - 1.82%
	2,525,000			6.400%,	07/01/13		2,725,081

			     	Kuakini Hawaii Health System - 2.19%
	  570,000			6.300%,	07/01/22		  551,139
	3,000,000			6.375%,	07/01/32		2,738,910
									3,290,049



See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

				Wilcox Hospital - 2.11%
$	  900,000			5.250%,	07/01/13	$	  901,854
	2,245,000			5.350%,	07/01/18		2,201,424
	   65,000			5.500%,	07/01/28		   57,689
									3,160,967

			Harbor Capital Improvements Revenue Bonds - 4.86%
	   70,000			5.750%,	07/01/10		   73,256
	  210,000			5.000%,	07/01/10		  216,751
	  150,000			5.000%,	07/01/12		  156,272
	  500,000			5.000%,	01/01/14		  522,450
	1,580,000			5.250%,	01/01/16		1,652,301
	1,665,000			5.375%,	01/01/17		1,741,340
	  500,000			5.500%,	07/01/19		  513,550
	2,005,000			5.250%,	01/01/21		1,888,911
	  520,000			5.750%,	07/01/29		  525,590
									7,290,421

			Hawaii Health Systems - 1.43%
	  815,000			3.800%,	02/15/13		  815,326
	1,370,000			4.700%,	02/15/19		1,336,983
									2,152,309

			Highway Revenue Bonds - 1.35%
	1,000,000			5.000%,	07/01/20		1,015,360
	1,000,000			5.000%,	07/01/21		1,005,610
									2,020,970
			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 9.00%
	  265,000			4.650%,	07/01/12		  264,801
	  445,000			4.800%,	07/01/13		  444,444
	  140,000			5.250%,	07/01/13		  141,428
	4,595,000			5.350%,	07/01/18		4,641,823
	4,390,000			5.400%,	07/01/29		4,027,649
	  220,000			5.750%,	07/01/30		  220,231
	2,615,000			5.375%,	07/01/33		2,276,358
	1,510,000			5.000%,	07/01/36		1,486,746
								       13,503,480

				HCDC Rental Housing System Revenue Bonds - 0.06%
	  100,000			3.700%,	01/01/13		   96,368

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

			Department of Hawaiian Homelands - 1.19%
$	1,465,000			4.250%,	07/01/09	$	1,480,807
	  300,000			4.450%,	07/01/11		  306,144
									1,786,951

				Hawaiian Homelands - COP Kapolei - 2.75%
	  210,000			3.750%,	11/01/16		  203,236
	  950,000			4.125%,	11/01/23		  814,768
	3,295,000			5.000%,	11/01/31		3,105,570
									4,123,574

			University Faculty Housing - 1.50%
	  740,000			5.650%,	10/01/16		  741,199
	1,500,000			5.700%,	10/01/25		1,502,505
									2,243,704

			University of Hawaii - Revenue Bonds - 2.84%
	  300,000			4.300%,	07/15/13		  311,658
	  100,000			4.000%,	07/15/16		  100,194
	1,500,000			5.000%,	10/01/23		1,475,145
	2,500,000			5.000%,	07/15/29		2,378,800
									4,265,797

		Honolulu City & County
			Board of Water Supply - 2.56%
	2,545,000			4.750%,	07/01/19		2,523,698
	1,000,000			5.000%,	07/01/23		  973,480
	  325,000			5.250%,	07/01/31		  345,170
									3,842,348

			General Obligation Bonds - 2.13%
	  150,000			4.750%,	02/01/09		  150,678
	  100,000			5.000%,	07/01/09		  101,881
	  170,000			4.850%,	02/01/10		  173,388
	  365,000			6.000%,	11/01/10		  390,010
	  275,000			5.125%,	07/01/15		  281,044
	1,000,000			5.000%,	07/01/23		  983,540
	1,185,000			5.000%,	07/01/30		1,110,286
									3,190,827

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Maunakea Apartments - 4.22%
$	  265,000			5.750%,	11/20/09	$	  269,635
	6,020,000			6.500%,	05/20/41		6,055,999
								   	6,325,634

				Sunset Villas - 3.21%
	2,955,000			5.600%,	07/20/21		2,939,250
	2,000,000			5.700%,	07/20/31		1,877,880
								   	4,817,130

			Waste System Revenue - 0.95%
	  200,000			4.400%,	07/01/11		  203,904
	  200,000			5.500%,	07/01/11		  213,178
	1,000,000 			5.000%,	07/01/20		1,008,870
								   	1,425,952

		Kauai County
			General Obligation Bonds - 3.34%
	  595,000			6.250%,	08/01/19		  634,157
	  695,000			6.250%,	08/01/22		  740,738
	1,065,000			5.000%,	08/01/25		1,054,180
	2,780,000			5.000%,	08/01/27		2,584,204
								   	5,013,279

			Housing Authority Paanau Project - 0.48%
	740,000			7.250%,	04/01/12		  724,763

		Maui County
			General Obligation Bonds - 1.98%
	  500,000			5.000%,	07/01/20		  505,400
	  525,000			5.000%,	03/01/23		  513,896
	1,000,000			5.000%,	07/01/23		  978,490
	1,000,000			5.000%,	07/01/24		  973,360
								  	2,971,146

		Total Hawaii Municipal Bonds (Cost $153,340,959)      146,872,661

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2008

                                                                          Value
	Par Value	                                               (Note 1 (A))

                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%

		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	$	  118,167

			Public Finance Authority, Series A - 0.17%
	  250,000			5.000%,	07/01/14		  259,378

     		Total Virgin Islands Municipal Bonds (Cost $363,649)	  377,545



		Total Investments (Cost $153,704,608)(a)    98.13%   147,250,206
		Other Assets Less Liabilities                1.87%     2,808,933

		Net Assets                                 100.00%  $150,059,139


(a)	Aggregate cost for federal income tax purposes is $153,603,328.


At September 30, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		       $  686,857
			Gross unrealized (depreciation)	 	       (7,039,979)
			Net unrealized (depreciation)		      $(6,353,122)











See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008


                                                                    Municipal
                                                                      Fund
ASSETS
   Investments at market value
     (Identified cost $153,704,608) (Note 1 (A))                   $147,250,206
   Cash                                                                 895,030
   Interest receivable                                                2,461,811
   Subscriptions receivable                                               1,616
   Other assets                                                           3,346
        Total assets                                                150,612,009

LIABILITIES
   Distributions payable                                                145,939
   Redemptions payable                                                  244,629
   Management fee payable                                                67,969
   Administration fee payable                                             2,719
   Distribution plan payable                                             20,390
   Shareholder servicing fee payable                                     13,593
   Transfer agent fee payable                                             8,156
   Chief Compliance Officer fee payable                                   5,479
   Accrued expenses                                                      43,996
        Total liabilities                                               552,870

NET ASSETS                                                         $150,059,139
	(Applicable to 14,558,084 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                                $10.31

NET ASSETS
   At September 30, 2008, net assets consisted of:
     Paid-in capital                                               $156,106,821
     Undistributed net investment income                                101,280
     Accumulated net realized gain on investments                       305,440
     Net unrealized depreciation                                     (6,454,402)
                                                                   $150,059,139

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2008


                                                                      Municipal
                                                                        Fund
INVESTMENT INCOME
   Interest income                                                   $7,214,364

   Expenses
     Management fee (Note 2)                                            775,313
     Distribution costs (Notes 2 and 3)                                 232,596
     Transfer agent fee (Note 2)                                        111,832
     Shareholder services fee (Note 2)                                  155,061
     Administration fee (Note 2)                                         31,010
     Accounting fee                                                      89,587
     Legal and audit fees                                                99,120
     Printing                                                            26,246
     Custodian fee                                                       33,967
     Insurance                                                            7,951
     Registration fee                                                    10,801
     Miscellaneous                                                       26,565
     Chief Compliance Officer fee                                        62,063
     Directors fee                                                        4,104

     Total expenses                                                   1,666,216
     Fee reductions (Note 5)                                            (91,238)
     Net expenses                                                     1,574,978

        Net investment income                                         5,639,386

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions                         349,826
   Change in unrealized appreciation of investments                  (8,686,288)

        Net (loss) on investments                                    (8,336,462)

NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                     $(2,697,076)









See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          For The Year Ended  For The Year Ended
                                          September 30, 2008  September 30, 2007
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                    $  5,639,386         $  5,505,933
     Net realized gain (loss) on investments       349,826              (54,224)
     (Decrease) increase in unrealized
     appreciation (depreciation) of investments	(8,686,288)          (2,213,309)
        Net (decrease) increase in net assets
        resulting from operations               (2,697,076)           3,238,400
   Distributions to shareholders from:
     Net investment income
        Investor Class ($.39 and $.39 per
         share, respectively)
                                                (5,579,783)          (5,361,273)
        Institutional Class ($.00 and $.34 per
         share, respectively)**
                                                         -             (106,840)
	Capital gains
	  Investor Class ($.00 and $.00* per
         share, respectively)
                                                         -              (19,732)
        Institutional Class ($.00 and $.00* per
         share, respectively)**
                                                         -                 (437)
        Total distributions to shareholders     (5,579,783)          (5,488,282)

   Capital share transactions (a)
     Increase (decrease) in net assets resulting from capital share transactions

                                                 9,442,814           (4,005,301)

        Total increase (decrease) in net assets  1,165,955           (6,255,183)

NET ASSETS
   Beginning of year                           148,893,184          155,148,367

   End of year
   (including undistributed net investment
    income of $101,280 and $106,305,
    respectively)                             $150,059,139         $148,893,184

*Less than .01 per share.
**Institutional Class Shares liquidated on July 12, 2007 (Note 1)

(a)	Summary of capital share activity follows:

                                      Investor Class          Investor Class
		                      For The Year Ended       For The Year Ended
		                      September 30, 2008       September 30, 2007
       			           Shares     Value	     Shares      Value
   Shares sold                   1,082,932  $11,666,302   1,086,338  $11,972,493
   Shares received through
	acquisition (Note 7)       777,597    8,357,283           -            -
   Shares issued on reinvestment
      of distributions	 	   369,373    3,963,456     351,144    3,849,855
                                 2,229,902   23,987,041   1,437,482   15,822,348
   Shares redeemed	 	(1,350,780) (14,544,227) (1,508,741) (16,534,476)
	 Net increase (decrease)   879,122   $9,442,814     (71,259) $  (712,128)




                                    Institutional Class**
		                     For The Year Ended
		                     September 30, 2007
       			           Shares       Value
    Shares sold                    21,088   $   232,215
    Shares received through
       acquisition (Note 7)             -             -
    Shares issued on reinvestment
       of distributions             1,739        19,142
                                   22,827       251,357
    Shares redeemed              (321,056)   (3,544,530)
       Net (decrease) increase   (298,229)  $(3,293,173)



See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)



	                                             INVESTOR CLASS


                                              Years Ended September 30,
                                        2008     2007     2006     2005    2004
Net asset value
   Beginning of year                  $10.88   $11.04   $11.10   $11.21  $11.22

Income from investment operations
   Net investment income                 .39      .39      .40      .41	    .47
   Net gain (loss) on securities
      (both realized and unrealized) (.57) (.16) (.02) (.09) - Total from investment operations (.18) .23 .38 .32 .47

Less distributions
   Dividends from net investment income (.39)    (.39)    (.40)    (.41)   (.47)
   Distributions from capital gains        -        - *   (.04)    (.02)   (.01)
      Total distributions               (.39)    (.39)    (.44)    (.43)   (.48)
   End of year                        $10.31   $10.88   $11.04   $11.10  $11.21

Total return                          -1.73%    2.14%    3.52%    2.84%   4.03%

Ratios/Supplemental Data
   Net assets, end of year(in 000's)$150,059 $148,893 $151,852 $150,505 $142,680
   Ratio of expenses to average
      net assets (a)                   1.08%    1.02%    1.04%     .98%    1.00%
   Ratio of net investment income
      to average net assets            3.54%    3.55%    3.64%    3.55%    3.98%

Portfolio turnover                    13.47%   15.66%   22.17%   26.82%   10.53%


*	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.02%, .96%, .90%, ..94%, and .98%, for the years ended September 30, 2008, 2007, 2006, 2005, and
2004, respectively.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of
1940, as a non-diversified open-end management company.   Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares. On July 12, 2007 all of the Hawaii Municipal Fund Institutional Class shares were redeemed. On June 12, 2007, the Board of Directors approved the reorganization of the Hawaii Intermediate Fund Investor Class into the Hawaii Municipal Fund Investor Class. On December 18, 2007 the shareholders of the Fund approved the reorganization of the Hawaii Intermediate Fund Investor Class into the Hawaii Municipal Fund Investor Class. The reorganization was completed on December 24, 2007.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND

September 30, 2008

(B)	FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2008, the Hawaii Municipal Fund used their capital loss carryforward to reduce current year gains.

	In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively.

The Fund's distributor, Lee Financial Securities, Inc. (formerly, First Pacific Securities, Inc.) ("LFS"), a wholly-owned subsidiary of LFG, received $232,596 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. (formerly, First Pacific Recordkeeping, Inc.) ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer
agent for the Fund.   In accordance with the terms of the transfer agent
agreement, LFR receives compensation at the annual rate of .06% of the
Fund's average daily net assets.   LFR also provides the Hawaii Municipal
Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

HAWAII MUNICIPAL FUND

September 30, 2008

(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $32,033,275 and $20,219,789, respectively, for the Hawaii Municipal Fund.


(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the year ended September 30, 2008, such reductions amounted to $91,238 for
the Hawaii Municipal Fund.   Credits used to offset expenses were as
follows:


	                                            Municipal
	                                              Fund

            Custody fees                         $  23,623
            Accounting fees                         24,196
            Legal fees                              12,566
            Audit fees                              24,000
            Postage                                    285
            Printing                                 4,195
            Directors fees                           1,000
            Registration fees                        1,373
                                                  $ 91,238

HAWAII MUNICIPAL FUND

September 30, 2008

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	The tax character of distributions paid during the years ended September 30, 2008 and 2007 were as follows:

                   Exempt-                   Long-Term
                  Interest    Ordinary        Capital          Total
                 Dividends     Income          Gains       Distributions

Hawaii Municipal Fund
      2008       $5,579,783     $   -         $      -      $5,579,783
      2007       $5,468,113     $   -         $ 20,169      $5,488,282


The tax character of distributable earnings at September 30, 2008 were as follows:

Undistributed	                              Post   Unrealized   Total
Ordinary Exempt-   Undistributed Capital Loss October  Gain/	Distributable
Interest Income	 Capital Gains  Carryforwards Losses  (Loss)* 	 Earnings

Hawaii Municipal Fund

$  -                 $305,440      $ -         $ -    $(6,353,122) $(6,047,682)


* The difference between book basis and tax basis unrealized depreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the year, the Hawaii Municipal Fund's undistributed investment income was decreased by $64,628, unrealized depreciation was decreased by $54,789 and accumulated net realized gain on investments was increased by $9,839.


(7)	ACQUISITION OF HAWAII INTERMEDIATE FUND

On December 21, 2007, the Hawaii Municipal Fund Investor Class acquired the assets and assumed the liabilities of the Hawaii Intermediate Fund in a tax-free exchange for shares of the Hawaii Municipal Fund Investor Class. Pursuant to a plan of reorganization approved by the Hawaii Intermediate Fund shareholders on December 18, 2007, Hawaii Intermediate Fund shareholders received shares of the Hawaii Municipal Fund Investor Class (777,597 shares) in exchange for their Hawaii Intermediate Fund shares (1,629,311 shares). No gain or loss for federal income tax purposes was recognized on the exchange. The reorganization was completed on December 24, 2007. The number and value of shares issued by the Hawaii Municipal Fund Investor Class are presented in the schedule of changes in net assets. Net assets and unrealized appreciation as of the reorganization date were as follows:

Total net assets of Hawaii Intermediate Fund
  prior to acquisition:                                          $8,467,391
Total net assets of Hawaii Municipal Fund
  Investor Class prior to acquisition:                         $147,886,102
Total net assets of Hawaii Municipal Fund
  Investor Class after acquisition:                            $156,353,493
Acquired Fund unrealized appreciation:                             $110,108

HAWAII MUNICIPAL FUND

September 30, 2008


(8)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On March 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. The major jurisdiction for the Fund is the Federal jurisdiction. As of September 30, 2008, open Federal tax years include the tax years ended September 30, 2005 - September 30, 2008. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal
year ended September 30, 2008.   The Fund is also not aware of any tax
positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

FIRST PACIFIC MUTUAL FUND, INC.________________________________________________
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.

                                                                    Number of
                                                                    Portfolios
              Position     Term of                                  in Fund
              &            Office and                               Complex
              Office with  Length of         Principal Occupation   Overseen
Name Age      the          Time              During the Past        by
and Address   Fund         Served            Five Years             Director
DISINTERESTED DIRECTORS

Clayton W.H. Chow (56) Director Unlimited Term Office Technology Specialist,   1
896 Puuikena Dr.                   20 years    Xerox Corporation
Honolulu, HI  96821                            Account Executive,
                                               Roadway Express

Lynden M. Keala (54)   Director Unlimited Term Account, Executive, Workflow    1
47-532 Hui Iwa St.                 19 years    One (formerly The Relizon
Kaneohe, HI 96744                              Company) Account Executive, Xpedx
                                               (Distribution Division of
                                                International Paper)

Stuart S. Marlowe (68) Director Unlimited Term Owner, Surfside Sales and       1
PO Box 630507                      20 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (64) Director Unlimited Term Executive Vice President & CEO, 1
1727 Dillingham Boulevard          11 years    Building Industry Association
Honolulu, HI  96819                            of Hawaii; Vice President,
                                               Wallpaper Hawaii, Ltd.

Kim F. Scoggins (61)   Director Unlimited Term Commercial Real Estate,         1
220 S. King Street, #1800          11 years    Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
Terrence K.H. Lee (51) Director Unlimited Term Director, President and         1
593 Moaniala Street    President   20 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    and                     Lee Financial Securities, Inc.,
                       CEO                     and Lee Financial Recordkeeping,
                                               Inc.


OFFICERS
Nora B. Simpson (48)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Charlotte A. Meyer (55)Assistant Treasurer     Director, Assistant Treasurer and
64-5251 Puu Nani Drive	                       Vice President, Lee Financial
PO Box 2834                                    Group Inc., Lee Financial
Kamuela, HI  96743                             Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Jean Chun Lee (52)     Secretary               Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.



There are no other Directorships held by any of the Directors. Terrence K.H. Lee and Jean E. Lee are husband and wife. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser, principal underwriter and transfer agent and has had a material and professional relationship with the Fund for the last two completed calendar years.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.

Hawaii Municipal Fund Investor Class

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2007 and ending June 30, 2008.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

       Disclosure Regarding Approval of the Management Agreement

At a meeting held on July 16, 2008, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund (the "Portfolio") for an additional one-year period ending
September 30, 2009.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed - During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund. In addition, the Board reviewed supplementary information that included materials regarding the Portfolio's investment results, management fee and expense comparisons, financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

3. Investment Performance

The Board considered the Portfolio's unique, balanced pursuit of its investment objectives and the investment results of the Portfolio in light of its objectives. The Directors reviewed the short-term and long-term performance of the Portfolio on both an absolute basis and in comparison to its benchmark index. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization. Based on that review, the Board concluded that the performance of the Portfolio is generally competitive with their benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board concluded that: the management fees for the Portfolio, are generally competitive with fees paid by comparable funds and are reasonable as compared to LFG's other similarly managed clients; and the expense ratio of the Portfolio, both before and after expense offsets, is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary
Benefits

The Board reviewed information regarding LFG's costs of providing services to the Fund, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Fund, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG from these relationships.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.

                            INVESTMENT MANAGER
                         Lee Financial Group Inc.
                      2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                               DISTRIBUTOR
                      Lee Financial Securities, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                              FUND ACCOUNTANT
                        Ultimus Fund Solutions, LLC
                       225 Pictoria Drive, Suite 450
                           Cincinnati, OH  45246

                                CUSTODIAN
                     Union Bank of California, N.A.
                    350 California Street, 6th Floor
                    San Francisco, California  94104

                             LEGAL COUNSEL
                       Drinker Biddle & Reath LLP
                           One Logan Square
                       18th and Cherry Streets
                 Philadelphia, Pennsylvania  19103-6996

               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                       Tait, Weller & Baker LLP
                     1818 Market Street, Suite #2400
                    Philadelphia, Pennsylvania  19103-2108

                               TRANSFER AGENT
                    Lee Financial Recordkeeping, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the Fund, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $28,500.00 for the fiscal year ended September 30, 2008 and $31,800.00 for the fiscal year ended September 30, 2007.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2008 and none for the fiscal year ended September 30, 2007.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000.00 for the fiscal year ended September 30, 2008 and $5,400.00 for the fiscal year ended September 30, 2007.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $7,300.00 for the fiscal year ended September 30, 2008 and $7,000.00 for the fiscal year ended September 30, 2007. These fees are for services related to the internal control audit of the transfer agency.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) 	The Committee shall review and approve proposals for
the independent accountants to render permissible non-audit services.
The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with
respect to the provision of non-audit services for the Fund if: (i) the aggregate amount of all such non-audit services provided to the Fund constitutes no more than 5% of the total amount of revenues paid by the Fund to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and
(iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent
accountants each non-audit engagement involving the Fund's independent accountants and the Fund's investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where: (i) the investment adviser or its control affiliate provides ongoing services to the Fund; and (ii) the engagement relates directly to the operations and financial reporting of the Fund.

		(a)	The pre-approval requirement may be waived if:  (i)
the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Fund's independent accountants by the Fund's investment adviser and its control affiliates that provide ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Fund's Committee; (ii) such services were not recognized by the Fund's adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services;
and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) All of the services provided to the registrant described in paragraphs (b) - (d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $10,300 for the fiscal year ended September 30, 2008 and $12,400 for the fiscal year ended September 30, 2007.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or
240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

            (a)(1)  Code of Ethics is attached hereto.
            (a)(2)  Certifications pursuant to Rule 30a-2(a) under
             the 1940 Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
            (a)(3)  Not applicable.
            (b)	  Certifications pursuant to Rule 30a-2(b)under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee______________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________December 5, 2008__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee___________________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

By (Signature and Title)*  ___/s/ Nora B. Simpson____________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________December 5, 2008__________
*Print the name and title of each signing officer under his or her signature.